Quarterly Financial Data (unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data (unaudited)

22. Quarterly Financial Data (unaudited)

2012	Q1	Q2	Q3	Q4
Net sales	$2,178.9	$2,088.8	$1,947.1	$2,051.9
Gross profit	441.1	422.1	387.6	395.4
Income before taxes	141.1	182.4	175.1	170.0
Net income attributable to controlling interests	100.5	126.4	117.5	138.7
Earnings per share
– basic	$1.12	$1.35	$1.23	$1.45
– diluted	$1.07	$1.33	$1.23	$1.45
Dividends paid	$0.45	$0.47	$0.47	$0.50

2011	Q1	Q2	Q3	Q4
Net sales	$2,108.6	$2,061.5	$2,017.6	$2,044.7
Gross profit	466.0	421.6	411.2	429.1
Income before taxes	239.8	185.0	192.6	210.9
Net income attributable to controlling interests	181.5	145.0	138.4	158.5
Earnings per share
– basic	$2.04	$1.62	$1.55	$1.78
– diluted	$1.93	$1.54	$1.48	$1.70
Dividends paid	$0.40	$0.43	$0.45	$0.45